STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Schedule of weighted average assumptions used in estimation of the fair value of options granted

	2011	2010	2009
Expected option life (years)	5.5 - 6.25	6.00	6.00
Risk-free interest rate	1.175% - 2.57%	2.42%	2.74%
Expected stock price volatility	69.07% - 72.16%	76.05%	76.75%
Dividend yield	—	—	—

Summary of stock option compensation expense for employees and non-employees

	2011	2010	2009
Research and development	$423,925	$325,208	$361,773
General and administrative	753,758	667,549	892,730

Total stock-based compensation expense	$1,177,683	$992,757	$1,254,503

Summary of activity under the plans

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	619,572	$22.14	6.74	$162,892
Granted	346,541	$11.40
Exercised	3,194	$10.14
Forfeited or expired	56,059	$17.70

Outstanding December 31, 2011	906,860	$18.36	6.97	$0

Exercisable at December 31, 2011	474,671	$25.14	5.40	$0

Vested or expected to vest at December 31, 2011	879,777	$18.36	6.95	$0